Shareholders' Equity - Employee Equity Awards, Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Outstanding at beginning of year, Number	3,423,566
Granted, Number	390,871
Exercised, Number	(887,829)
Forfeited or expired, Number	(269,220)
Outstanding at end of year, Number	2,657,388
Exercisable at end of year, Number	1,503,242
Outstanding at beginning of year, Weighted average exercise price	$ 10.36
Granted, Weighted average exercise price	$ 15.55
Exercised, Weighted average exercise price	$ 9.32
Forfeited or expired, Weighted average exercise price	$ 18.79
Outstanding at end of year, Weighted average exercise price	$ 10.62
Exercisable at end of year, Weighted average exercise price	$ 9.50
Outstanding at end of year, Weighted average remaining contractual term	3 years 9 months 15 days
Exercisable at end of year, Weighted average remaining contractual term	2 years 2 months 27 days
Outstanding at end of year, Aggregate intrinsic value	$ 11,500
Exercisable at end of year, Aggregate intrinsic value	$ 8,061